Segment Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Reporting
17. Segment Reporting
Our business is organized into three operating business segments and one non-operating
business segment:

•	Integrated Care Management—through our Thrasys subsidiary;

•	Virtual Care Infrastructure—through our Cloudbreak and Glocal subsidiaries (1);

•	Services—through our TTC, BHS, and Innovations Group subsidiaries; and

•	Corporate—through UpHealth and our UpHealth Holdings subsidiary.
(1) As discussed in Note 1,
Organization and Business
, we deconsolidated Glocal during the three months ended September 30, 2022; therefore, the financial results of Glocal as of December 31, 2021, the period from March 26, 2021 to December 31, 2021, and the period from January 1, 2022 to June 30, 2022 are included in our consolidated financial statements, and the financial results of Glocal as of December 31, 2022 and for the period from July 1, 2022 to December 31, 2022 are not included in our consolidated financial statements.

In our Quarterly Report on Form
10-Q
for the
six-months
ended June 30, 2021, we reported our revenues, gross margin and total assets into four operating business segments and one non-operating
business segment. As a result of the integration and alignment of the businesses, in the three months ended September 30, 2021, we began operating along three business segments and reported financial information for the following segments: Integrated Care Management, Virtual Care Infrastructure, and Services. The Services segment includes the behavioral health and pharmacy business units.
The reportable segments are consistent with how management views our services and products and the financial information reviewed by the chief operating decision makers. We manage our businesses as components of an enterprise for which separate information is available and is evaluated regularly by the chief operating decision makers in deciding how to allocate resources and assess performance.
In the Integrated Care Management segment, we provide our customers with an advanced, comprehensive, and extensible technology platform, marketed under the umbrella “SyntraNet
TM
” to manage health, quality of care, and costs, especially for individuals with complex medical, behavioral health, and social needs.
In the Virtual Care Infrastructure segment, we provide technology and process-based healthcare platforms providing our customers comprehensive primary care, specialty consultations, and translation services, through telemedicine, digital dispensaries, and technology-based hospital centers.
In the Services segment, we provide custom compounded medications for the unique needs of every patient and prescriber. We are a full-service pharmacy filling prescriptions from our inventory of compounded medications, as well as drugs purchased from manufacturers. Additionally, we provide inpatient and outpatient substance abuse and mental health treatment services for individuals with drug and alcohol addiction and other behavioral health issues. We offer a complete continuum of care from detoxification services, residential care, partial hospitalization programs, and intensive outpatient and outpatient programs.
In the Corporate segment, we perform executive, administrative, finance, human resources, legal, and information technology services for UpHealth, Inc. and for its subsidiaries, managed in a corporate shared services environment. Since they are not the responsibility of segment operating management, they are not allocated to the operating segments and instead reported within Corporate.
We evaluate performance based on several factors, of which Revenues, Cost of Revenues, Adjusted EBITDA, and Total Assets by service and product, are the primary financial measures:
Revenues by segment consisted of the following:

	For the year ended December 31,
In thousands	2022	2021
Integrated Care Management	$18,010	$31,886
Virtual Care Infrastructure	64,997	36,569
Services	75,796	55,340

Total revenues	$158,803	$123,795

Gross margin by segment consisted of the following:

	For the year ended December 31,
In thousands	2022	2021
Integrated Care Management	$13,687	$10,316
Virtual Care Infrastructure	29,882	12,633
Services	26,586	16,865

Total gross margin	$70,155	$39,814

Total assets by segment consisted of the following:

In thousands	December 31, 2022	December 31, 2021
Integrated Care Management	$44,776	$156,106
Virtual Care Infrastructure	140,776	217,668
Services	124,980	127,114
Corporate	29,272	68,419

Total assets	$339,804	$569,307

Total assets by geography consisted of the following:

In thousands	December 31, 2022	December 31, 2021
Americas	$339,804	$481,705
Asia	—	87,602

Total assets	$339,804	$569,307